June 5, 2019

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: EuroPacific Growth Fund

File Nos. 002-83847 and 811-03734

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on May 31, 2019 of Registrant’s Post-Effective Amendment No. 67 under the Securities Act of 1933 and Amendment No. 67 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Michael W. Stockton

MICHAEL W. STOCKTON